FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Current	$ 7,362	$ 5,132
Non-current	22,671	20,755
Total	$ 30,033	$ 25,887